Document And Entity Information	May 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2026
Entity Registrant Name	BEASLEY BROADCAST GROUP, INC.
Entity Central Index Key	0001099160
Entity Emerging Growth Company	false
Entity File Number	000-29253
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	65-0960915
Entity Address, Address Line One	3033 Riviera Drive, Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	239
Local Phone Number	263-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	BBGI
Security Exchange Name	NASDAQ